Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Contribution Plans (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in listed and unlisted equity securities	92.00%	92.00%
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in debt and fixed income securities and others	68.00%	71.00%
Investments in listed and unlisted equity securities	32.00%	29.00%
Percentage of investments in pension plan assets	100.00%	100.00%